Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenues-related party	$ 338	$ 1,139	$ 2,658	$ 507	$ 1,243
Operating expenses:
Research and development	14,104	16,776	34,139	24,172	9,787
General and administrative	6,393	4,885	9,929	5,579	3,618
Total operating expenses	20,497	21,661	44,068	29,751	13,405
Loss from operations	(20,159)	(20,522)	(41,410)	(29,244)	(12,162)
Interest income, net	36		5
Loss before income taxes	(20,123)	(20,522)	(41,405)	(29,244)	(12,162)
Provision for income taxes	130		6	426	320
Net and comprehensive loss	$ (20,253)	$ (20,522)	$ (41,411)	$ (29,670)	$ (12,482)
Basic and diluted net loss per share	$ (1.15)	$ (1.42)	$ (2.84)	$ (2.05)	$ (0.86)
Shares used to compute basic and diluted net loss per share	17,679	14,497	14,593	14,497	14,497